UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2012
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer,
		check the box but do not list series or classes):		[ ]

Stephens Mid Cap Growth Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
November 30, 2008

4(b).	[ X ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$7,938,717	[1]

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$3,704,282

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$3,704,282

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$4,234,435	[2]

	(vi)	Redemption credits available for use in future years		$(0)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0039300%	[3]

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$166.41	[3]

	[1]	Includes adjustment to correct calculation in Form 24f-2 filed for fiscal year 2008.
	[2]	Amount originally reported was $4,213,820. The incremental amount of $4,234,435 is being reported on EDGAR submission header page of this Amendment as "Sale Proceeds."
	[3]	This Amendment reflects all values that should have been originally reported. The registration fee due originally reported and paid on February 23,
2009 was $165.60. The additional registration fee due with this Amendment is calculated by multiplying the incremental amount of $20,615 by the current SEC fee multiplier of 0.0000558, resulting in an additional registration fee due of $1.15. The interest due at the 'current value of funds rate' of 3.0% is $0.02. The additional registration fee, plus interest being paid with this Amendment, is $1.17.

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : ______________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : ________________ .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

					+$	-	[3]

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	166.41	[3]

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					9/4/2009

Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ Aaron Perkovich

Aaron Perkovich, Assistant Treasurer

	Date	September 8, 2009

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB Number: 3235-0456
Expires: March 31, 2012
FORM 24F-2	Estimated average burden
Annual Notice of Securities Sold	hours per response……2
Pursuant to Rule 24f-2

1.		Name and address of issuer:

Professionally Managed Portfolios
615 E. Michigan Street, 2nd Floor
Milwaukee, Wi 53202

2.		The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer,
		check the box but do not list series or classes):		[ ]

Stephens Small Cap Growth Fund

3.		Investment Company Act File Number:		811-05037

		Securities Act File Number:		033-12213

4(a).	Last day of fiscal year for which this Form is filed:
November 30, 2008

4(b).	[ X ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$16,381,799	[1]

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$9,208,340

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$9,208,340

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$7,173,459	[2]

	(vi)	Redemption credits available for use in future years		$(0)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.00393%	[3]

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$281.92	[3]

	[1]	Includes adjustment to correct calculation in Form 24f-2 filed for fiscal year 2008.
	[2]	Amount originally reported was $7,134,303. The incremental amount of $7,173,459 is being reported on EDGAR submission header page of this Amendment as "Sale Proceeds."
	[3]	This Amendment reflects all values that should have been originally reported. The registration fee due originally reported and paid on February 23,
2009 was $280.38. The additional registration fee due with this Amendment is calculated by multiplying the incremental amount of $39,156 by the current SEC fee multiplier of 0.0000558, resulting in an additional registration fee due of $2.18. The interest due at the 'current value of funds rate' of 3.0% is $0.04. The additional registration fee, plus interest being paid with this Amendment, is $2.22.

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : ______________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : _______________ .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

					+$	-	[3]

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	281.92	[3]

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					9/4/2009

Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ Aaron Perkovich

Aaron Perkovich, Assistant Treasurer

	Date	September 8, 2009